Credit risk (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Gross Carrying Amounts Of Loans To Customers
	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	248,350	248,350
Accrued interest	-	-	157,726	157,726
Gross loans receivable	-	-	406,076	406,076
Credit impairment losses	-	-	(212,394)	(212,394)
Carrying amount	-	-	193,682	193,682
	2022
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	753,043	753,043
Accrued interest	-	-	443,359	443,359
Gross loans receivable	-	-	1,196,402	1,196,402
Credit impairment losses	-	-	(640,290)	(640,290)
Carrying amount	-	-	556,112	556,112